Equity and Equity-Linked Securities (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Risk free rate	1.58%	0.85%
Expected years until exercise	6 years 3 months 18 days	6 years
Expected stock volatility	126.00%	134.00%
Dividend yield	$ 0	$ 0